Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Summary of Income Taxes
	Current assets		Current liabilities		Non-current liabilities
	12.31.2022	12.31.2021	12.31.2022	12.31.2021	12.31.2022	12.31.2021
Taxes in Brazil
Income taxes	160	133	2,505	682	−	-
Income taxes - Tax settlement programs	−	−	50	43	302	300
	160	133	2,555	725	302	300
Taxes abroad	5	30	328	8	−	-
Total	165	163	2,883	733	302	300

Summary of Outstanding Amount of Settlement Year
	2022	2021	2020
Net income (loss) before income taxes	53,525	28,225	(226)
Nominal income taxes computed based on Brazilian statutory corporate tax rates (34%)	(18,197)	(9,597)	77
Adjustments to arrive at the effective tax rate:
Tax benefits from the deduction of interest on capital distribution	1,234	843	(16)
Different jurisdictional tax rates for companies abroad	822	296	1,874
Brazilian income taxes on income of companies incorporated outside Brazil (*)	(763)	(546)	(743)
Tax incentives	187	50	(9)
Tax loss carryforwards (unrecognized tax losses)	221	59	(428)
Post-employment benefits	(394)	(802)	559
Results of equity-accounted investments in Brazil and abroad	87	318	49
Non-incidence of income taxes on indexation (SELIC interest rate) of undue paid taxes	33	903	-
Others	-	237	(189)
Income taxes	(16,770)	(8,239)	1,174
Deferred income taxes	(906)	(4,058)	1,743
Current income taxes	(15,864)	(4,181)	(569)
Effective tax rate of income taxes	31.3%	29.2%	(519.5)%

Summary of the Changes in the Deferred Income Taxes
	2022	2021
Opening balance	(625)	6,256
Recognized in the statement of income for the period	(906)	(4,058)
Recognized in shareholders’ equity	(3,220)	(1,555)
Translation adjustment	(45)	(133)
Use of tax loss carryforwards	(1,123)	(1,172)
Others	1	37
Closing balance	(5,918)	(625)

Summary of composition of deferred tax assets and liabilities

The composition of deferred tax assets and liabilities is set out in the following table:

Nature	Realization basis	12.31.2022	12.31.2021
PP&E - Exploration and decommissioning costs	Depreciation, amortization and write-offs of assets	158	(1,362)
PP&E - Impairment	Amortization, impairment reversals and write-offs of assets	3,602	4,382
PP&E - depreciation methods and capitalized borrowing costs	Depreciation, amortization and write-offs of assets	(15,438)	(12,924)
Loans, trade and other receivables / payables and financing	Payments, receipts and considerations	810	3,490
Lease liabilities	Appropriation of the considerations	434	1,244
Provision for legal proceedings	Payments and use of provisions	885	605
Tax loss carryforwards	Taxable income compensation	914	1,827
Inventories	Sales, write-downs and losses	333	228
Employee Benefits	Payments and use of provisions	1,518	1,250
Others		866	635
Total		(5,918)	(625)
Deferred tax assets		832	604
Deferred tax liabilities		(6,750)	(1,229)

Summary of Estimated Schedule of Recovery/Reversal of Net Deferred Tax Assets (Liabilities) Recoverable (Payable)
	Assets	Liabilities
2023	55	(93)
2024	22	304
2025	20	1,091
2026	20	1,033
2027	20	(171)
2028 and thereafter	695	4,586
Recognized deferred tax assets	832	6,750

Summary of Aging of the Unrecognized Tax Carryforwards

		Assets
	12.31.2022	12.31.2021
Brazil	−	1
Abroad	987	1,351
Unrecognized deferred tax assets	987	1,352

Summary of Reconciliation between Statutory Tax Rate and Effective Tax Expense Rate

	2030 - 2032	2033 - 2035	2036 -2038	Undefined expiration	Total
Unrecognized deferred tax assets	418	339	167	63	987

Summary of Other Taxes

	Current assets		Non-current assets		Current liabilities		Non-current liabilities (*)
	12.31.2022	12.31.2021	12.31.2022	12.31.2021	12.31.2022	12.31.2021	12.31.2022	12.31.2021
Taxes in Brazil
Current / Non-current ICMS (VAT)	716	665	473	379	699	995	-	-
Current / Non-current PIS and COFINS (**)	378	418	2,362	2,030	28	499	89	45
Claim to recover PIS and COFINS	-	-	657	594	-	-	-	-
CIDE	1	6	-	-	5	42	-	-
Production taxes	-	-	-	-	1,996	2,147	114	21
Withholding income taxes	-	-	-	-	149	86	-	-
Tax Settlement Program	-	-	-	-	9	67	7	6
Others	40	48	273	249	143	142	83	70
Total in Brazil	1,135	1,137	3,765	3,252	3,029	3,978	293	142
Taxes abroad	7	46	13	9	19	23	-	-
Total	1,142	1,183	3,778	3,261	3,048	4,001	293	142
(*) Other non-current taxes are classified as other non-current liabilities.
(**) As of December 31, 2022, it includes US$ 5 (US$ 104 as of December 31, 2021) related to exclusion of ICMS (VAT tax) in the basis of calculation of sales taxes PIS and COFINS (contributions for the social security).